Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME	ACCUMULATED OTHER COMPREHENSIVE INCOME
Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes) for the periods indicated:

Year Ended December 31, 2022
Accumulated other comprehensive income (1)
Balance at December 31, 2021	$2.2
Change in accumulated other comprehensive income (loss) before reclassifications	(3.8)
Amounts reclassified from accumulated other comprehensive income (loss)	0.9
Net current-period other comprehensive income (loss)	(2.9)
Balance at December 31, 2022	$(0.7)

Year Ended December 31, 2021
Accumulated other comprehensive income (1)
Balance at December 31, 2020	$3.4
Change in accumulated other comprehensive income (loss) before reclassifications	(1.1)
Amounts reclassified from accumulated other comprehensive income (loss)	(0.1)
Net current-period other comprehensive income (loss)	(1.2)
Balance at December 31, 2021	$2.2

Year Ended December 31, 2020
Accumulated other comprehensive income
Balance at December 31, 2019	$2.7
Change in accumulated other comprehensive income (loss) before reclassifications	$0.8
Amounts reclassified from accumulated other comprehensive income (loss)	$(0.1)
Net current-period other comprehensive income (loss)	$0.7
Balance at December 31, 2020	$3.4
(1) Accumulated other comprehensive income consists of net unrealized gains on securities.
The following tables summarize the reclassifications out of AOCI for the periods indicated:

Details about AOCI components	Amount reclassified from AOCI			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2022	2021	2020
Net unrealized gains (losses) on securities	$1.1	$(0.1)	$(0.1)	Net realized gains on investments
Tax effect	(0.2)	—	—	Provision for income taxes
Total reclassifications for the period	$0.9	$(0.1)	$(0.1)	Net of tax